TAXATION - Aggregate Amount and Per Share Effect of Reduction of CIT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
The aggregate amount of effect	¥ 44,190,456	¥ 57,373,029	¥ 57,284,294
Per share effect - basic	¥ 0.25	¥ 0.34	¥ 0.37
Per share effect - diluted	¥ 0.25	¥ 0.34	¥ 0.37